Note 4 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
Property, Plant and Equipment, Gross	$ 135,489	$ 135,489
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(51,247)	(42,922)
Property, Plant and Equipment, Net	$ 84,242	$ 92,567	$ 57,820